Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SCA Directional Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks returns similar to equities with less volatility than traditional equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in a combination of long or short securities of (i) fixed income securities, (ii) equity securities (common and preferred stock), (iii) options, (iv) futures, (v) forwards or (vi) swap contracts on (a) commodities, (b) financial indices, (c) foreign currencies, or (d) equity indices, either directly or through Underlying Funds. The adviser may retain sub-advisers to employ specific investment strategies of the Fund.  The Fund will invest without restriction as to issuer capitalization, country, credit quality or trading currency.

The Fund and any Underlying Fund in which it invests may various pursue investment strategies including, for example:

•

Long-Only Equity.  A strategy that seeks to capitalize on identifying and investing in underpriced equity securities.

•

Long-Biased Equity.  A strategy that seeks to capitalize on identifying and investing in underpriced equity securities while hedging some, but not all, overall equity market risk.

•

Long/Short Equity.  A strategy that seeks returns by investing in equities that are undervalued and shorting equities that are considered overvalued.

•

Event-Driven.  A strategy that involves investments in companies undergoing significant corporate transactions or structural transformations.

•

Fixed Income.  A strategy that seeks returns by investing in debt securities of any type of issuer of any credit quality, such as “high yield” securities (also known as “junk” bonds), and may employ selected risk reducing strategies, such as interest rate risk hedging via futures or credit risk hedging via credit default swaps.

•

Global Macro.  A strategy that seeks investment opportunities, long or short, throughout the world by focusing on economic trends and opportunities in equity, fixed income, currencies, precious metals or commodities markets.  The strategy is executed in the cash and derivatives markets, where derivatives are used a substitute for securities, currencies or commodities.

•

Emerging Market.  A strategy that seeks investment opportunities in nations with social or business activity in the process of rapid growth or industrialization by focusing on issuer-specific financial information and analysis.

•

Tactical Trading.  A strategy based upon speculation on the direction of prices and the volatility of equities, bonds, currencies, and commodities in the cash and derivatives markets, where derivatives are used a substitute for securities, currencies or commodities.

The Fund may employ leverage, including borrowing from banks in an amount of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes).  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser's investment philosophy is to target diverse investments in the global securities markets using tactical and hedging strategies.  The adviser intends to tactically allocate the Fund's assets among various sub-advisers, investment strategies, or Underlying Funds that, in the view of the adviser, represent attractive investment opportunities. In selecting Underlying Funds for investment, the adviser (with the aid of research services employed by the adviser) assesses the likely risks and returns (after all fees and expenses including sales charges and Underlying Fund manager performance-based fees, if any) of the different alternative investment strategies utilized by sub-advisers or the Underlying Funds, and evaluates the potential correlation among the investment strategies and the sub-advisers or Underlying Funds under consideration.  The adviser generally seeks to invest in Underlying Funds whose liquidity, expected absolute, relative and risk-adjusted returns are determined to be attractive and likely to have low correlations among each other or with the broad equity markets.  The adviser will seek to allocate the Fund's assets so that the Fund may benefit from the expected continuation of a favorable performance record of various Underlying Funds, and from having access to new and existing Underlying Funds that are often available only at substantial minimum investments.  The adviser does not have pre-set allocation targets, retaining the flexibility to allocate assets in response to market conditions.  The adviser employs its hedging strategy by employing sub-advisers or investing in Underlying Funds that have an active hedging element in their investment strategy.

The adviser buys and sells Underlying Funds or employs sub-advisers to meet it asset allocation targets.  Additionally, an Underlying Fund or sub-adviser may be liquidated or terminated based on manager drift in style, underperformance, change in management team, deviation from risk management discipline and change in the sub-advisers/ Underlying Fund's investment opportunity set or strategy, or any other factor that the adviser feels will negatively impact future performance.

The Fund has received an exemptive order (the "Order") from the SEC that permits the adviser, with the Fund's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  Shareholders will be notified if and when a new sub-adviser is employed by the adviser.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds .

•

Credit Risk.  Issuers or counterparties may not make interest, principal or other payments on securities and derivatives, resulting in losses to the Fund.  In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

•

Derivatives Risk.  The use of derivatives exposes the Fund to additional risks that it would not be subject to if it invested directly in the securities and commodities underlying those derivatives. Derivative risks include: (i) imperfect correlation between the changes in market value of derivatives and the securities or indices on which they are based; (ii) illiquidity under certain market conditions; (iii) trading restrictions or limitations imposed by an exchange, or government regulations that may restrict trading; (iv) leverage which will magnify losses and (v) counterparty default.

•

Emerging Market Risk.  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

•

Fixed Income Risk.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

•

Foreign Currency Risk.  Currency risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk exists because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

•

Foreign Investment Risk.  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•

High Yield Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.  Additionally, high yield issuers may seek bankruptcy protection which will delay resolution of bond holder claims and may eliminate or materially reduce liquidity.

•

Leverage Risk.  The use of leverage by the Fund or an Underlying Fund, such as borrowing money to purchase securities or the use of derivatives, will indirectly cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

•

Limited History of Operations.  The Fund has a limited history of operations.  In addition, the adviser has not previously managed a mutual fund.

•

Management Risk.  The adviser's dependence on its asset allocation and Underlying Fund selection strategies and the Underlying Funds managers' judgments about the attractiveness, value and potential appreciation of particular investments may prove to be incorrect and may not produce the desired results.

•

Market Risk.  Overall equity and fixed income market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•

Non-Diversification Risk.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•

Short Position and Inverse (Hedging) Risk.  The Fund will incur a loss as a result of an Underlying Fund's short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Underlying Fund purchases an offsetting position.  The Underlying Fund's losses are potentially unlimited in a short position transaction.  ETFs that are inverse funds typically lose value as the index or security tracked by such fund's benchmark increases in value; a result that is the opposite of traditional mutual funds.  If the Fund invests in an inverse fund and markets rise, the Fund will lose money.

•

Small and Medium Capitalization Company Risk.  Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•

Underlying Funds Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities and currencies.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.sca-funds.com or by calling 1-855-282-1100.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-282-1100
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sca-funds.com
SCA Directional Fund Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed if held less than 60 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.84%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	3.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	378
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,165
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,065

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2013, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.95% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.